STROOCK & STROOCK & LAVAN LLP
180 MAIDEN LANE
NEW YORK, NEW YORK  10038

January 16, 2015

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549
Attention:  Karen L. Rossotto

Re:	Dreyfus Stock Funds
File Numbers: 811-21236; 333-100610

Ladies and Gentlemen:

On behalf of Dreyfus Stock Funds (the "Company"), transmitted for filing under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended (the "1940 Act"), is Post-Effective Amendment No. 24 (the "Amendment") to the Company's Registration Statement on Form N-1A (the "Registration Statement").  The Amendment relates to Post-Effective Amendment No. 23 ("Amendment No. 23") to the Registration Statement, filed with the Securities and Exchange Commission (the "Commission") on November 7, 2014 for the purpose of adding a new series to the Company, Dreyfus International Small Cap Fund (the "fund").

The Amendment is being filed in order to respond to comments of the staff (the "Staff") of the Commission on Amendment No. 23 that were provided to the undersigned by Karen L. Rossotto of the Staff via telephone on December 24, 2014 and to make certain other revisions.  The prospectus for the fund and the statement of additional information ("SAI") included in the Amendment are marked to indicate changes from those versions filed as part of Amendment No. 23.

Our responses to the Staff's comments are below.  For the convenience of the Staff, and for completeness purposes, the Staff's comments have been restated in their entirety, and the response is set out immediately following each comment.  We have considered comments made by the Staff with respect to one section of the Registration Statement as applicable to similar disclosure elsewhere in the Registration Statement.

Prospectus

Fund Summary—Fees and Expenses

1.
Staff Comment:  Please confirm that the fund's Management Agreement and Expense Limitation Agreement will be included as exhibits to the Amendment.

Response: The fund's Management Agreement and Expense Limitation Agreement have been included as exhibits to the Amendment.

2.
Staff Comment:  Please disclose whether The Dreyfus Corporation ("Dreyfus") may recoup any fees waived or expenses reimbursed pursuant to the Expense Limitation Agreement, along with the terms of such recoupment.

Response: Amounts waived or reimbursed by Dreyfus under the Expense Limitation Agreement are not subject to recoupment by Dreyfus.

Fund Summary—Principal Investment Strategy

3.
Staff Comment:  Please confirm whether investing in securities of issuers located in emerging market countries is a principal investment strategy of the fund.  If it is a principal investment strategy, please disclose in Principal Risks the risks associated with investing in securities of issuers located in emerging market countries.

Response: Investing in securities of issuers located in emerging market countries is not a principal investment strategy of the fund.

Fund Summary—Portfolio Management

4.
Staff Comment:  Please reduce the disclosure to include only the items called for by Item 5 of Form N-1A (the name of each investment adviser and sub-adviser and the name, title and length of service of each portfolio manager).

Response: We respectfully decline to revise the current disclosure as we believe the current disclosure is in compliance with Item 5 of Form N-1A.

Fund Details—Goal and Approach

5.
Staff Comment:  The third sentence of the third paragraph states:  "The fund may invest 10% of its net assets in securities of issuers located in emerging market countries."  Please clarify whether investing in securities of issuers located in emerging market countries is a principal investment strategy of the fund.  If it is a principal investment strategy, please disclose in Investment Risks the risks associated with investing in securities of issuers located in emerging market countries.  If it is not a principal investment strategy, please move the referenced sentence to the fourth paragraph, which describes investments that are not part of the fund's principal investment strategy.

Response: Investing in securities of issuers located in emerging market countries is not a principal investment strategy of the fund. The third sentence of the third paragraph has been moved to the end of the fourth paragraph. Additionally, please note that "Emerging market risk" is included in Investment Risks as an additional risk that is not anticipated to be a principal risk of investing in the fund.

6.
Staff Comment:  Please confirm, for purposes of compliance with its policy relating to the investment of 80% of its net assets (the "80% Policy"), that the fund will value derivatives at market (and not notional) value.

Response: The fund will value any derivatives at market value for purposes of compliance with the 80% Policy.

Fund Details—Management—Performance Information for Related Accounts

7.
Staff Comment:  The first sentence states that "the fund's portfolio managers follow substantially the same investment policies and strategies managing the fund's assets as they do managing discretionary investment management accounts (collectively, the "Related Accounts Composite")."  Please add the word "objectives" after the first instance of the word "investment."

Response: The first and second sentences have been revised as follows:

Although the fund is newly organized and does not yet have its own performance record, the fund's portfolio managers follow substantially the same investment objectives, policies and strategies managing the fund's assets as they do managing discretionary investment management accounts ("Related Accounts").  The tables below show a composite of the returns for the Related Accounts (the "Related Accounts Composite") and for the S&P® Developed Ex-U.S. Small Cap Index.

8.
Staff Comment:  Please confirm that the Related Accounts Composite includes all accounts that follow substantially the same investment objectives, policies and strategies as the fund.

Response: All accounts using substantially the same investment objectives, policies and strategies as the fund are included in the Related Accounts Composite.

9.
Staff Comment:  Please confirm that the performance results of the Related Accounts Composite are presented net of all fees and expenses of the Related Accounts, including any sales loads charged to the Related Accounts.

Response: Fund Management has advised us that performance results are presented net of investment management fees and other expenses and that the Related Accounts are not charged a sales load. Additionally, we revised the eighth and ninth sentences of the second paragraph as follows: "In addition, certain of the fund's share classes are subject to a sales load and the fund's total operating expenses are expected to be higher than those of the Related Accounts; if the applicable fund sales loads and the fund's expenses were reflected, the performance shown would be lower."

SAI

Part II—Investment Restrictions

10.
Staff Comment:  The second sentence under "Fundamental Policies" states:

Additionally, as a matter of Fundamental Policy, each fund, as indicated, may not (with respect to Dreyfus Conservative Allocation Fund, Dreyfus Growth Allocation Fund, Dreyfus Moderate Allocation Fund, Dreyfus Select Managers Small Cap Growth Fund, Dreyfus Select Managers Small Cap Value Fund, Dreyfus U.S. Equity Fund, Global Stock Fund and International Stock Fund, except as described below or as otherwise permitted by the 1940 Act, the SEC or other authority with appropriate jurisdiction, and disclosed to investors, each fund, as indicated, may not)...

Please explain the necessity for the language in the parenthetical, and please clarify the language, which is confusing.

Response: The parenthetical has been removed. The following paragraph has been added at the end of the "Fundamental Policies" section:

The funds' Fundamental Policies will be interpreted broadly.  For example, the policies will be interpreted to refer to the 1940 Act and the related rules as they are in effect from time to time, and to interpretations and modifications of or relating to the 1940 Act by the SEC and others as they are given from time to time.  When a Fundamental Policy provides that an investment practice may be conducted as permitted by the 1940 Act, the Fundamental Policy will be interpreted to mean either that the 1940 Act expressly permits the practice or that the 1940 Act does not prohibit the practice.

11.
Staff Comment:  The second sentence of the fund's fundamental policy with respect to industry concentration states:  "Securities issued or guaranteed by governments other than the U.S. Government or by foreign supranational entities are not considered to be securities of issuers in a single industry for purposes of this Fundamental Policy."  Please confirm that the fund is not excluding securities issued or guaranteed by governments other than the U.S. Government or by foreign supranational entities when calculating compliance with its concentration policy, and that the purpose of this statement is to disclose that the fund will not consider "foreign governments and foreign supranational entities" to be an industry.

Response: We have been advised by fund management that the purpose of this statement is to disclose that the fund will not consider "foreign governments and foreign supranational entities" to be an industry and that fund management does not intend to exclude from concentration calculations, for example, securities guaranteed by a foreign government or supranational entity.

* * * * *

We hope the Staff finds that this letter and the revisions to the prospectus and SAI are responsive to the Staff's comments.  Should members of the Staff have any questions or comments regarding the Amendment, they should call the undersigned at 212.806.6173.

Very truly yours,

/s/ Linda Y. Kim
Linda Y. Kim

cc:           Janna Manes